Commodity risk management contracts (Schedule of Group's Derivative Contracts) (Details)	12 Months Ended
Dec. 31, 2021 bbl $ / bbl
January 1, 2021 - March 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | bbl	25,500
January 1, 2021 - March 31, 2021.
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	23,500
January 1, 2021 - March 31, 2021. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	38.91
January 1, 2021 - March 31, 2021. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	52.72
January 1, 2021. - March 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
January 1, 2021. - March 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	35.00
January 1, 2021. - March 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	43.01
April 1, 2021 - June 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	25,500
April 1, 2021 - June 30, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	40.61
April 1, 2021 - June 30, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	53.59
July 1, 2021 - September 30, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | bbl	20,000
July 1, 2021 - September 30, 2021.
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	18,000
July 1, 2021 - September 30, 2021. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	43.19
July 1, 2021 - September 30, 2021. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.64
July 1, 2021 - September 30, 2021..
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	2,000
July 1, 2021 - September 30, 2021.. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	41.50
July 1, 2021 - September 30, 2021.. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	68.57
October 1, 2021 - December 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	19,500
October 1, 2021 - December 31, 2021 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	43.72
October 1, 2021 - December 31, 2021 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	62.65
January 1, 2022 - March 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	14,500
January 1, 2022 - March 31, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	49.10
January 1, 2022 - March 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	74.81
April 1, 2022 - June 30, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	12,500
April 1, 2022 - June 30, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	53.35
April 1, 2022 - June 30, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	79.38
July 1, 2022 - September 30, 2022.
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	10,000
July 1, 2022 - September 30, 2022. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	58.23
July 1, 2022 - September 30, 2022. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	84.37
July 1, 2022 - September 30, 2022..
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
July 1, 2022 - September 30, 2022.. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.00
July 1, 2022 - September 30, 2022.. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	90.50
July 1, 2022 - September 30, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
July 1, 2022 - September 30, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.00
July 1, 2022 - September 30, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	96.70
October 1, 2022 - December 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	6,000
October 1, 2022 - December 31, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.00
October 1, 2022 - December 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	86.38
October 1, 2022 - December 31, 2022.
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
October 1, 2022 - December 31, 2022. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.00
October 1, 2022 - December 31, 2022. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	91.40
October 1, 2022 - December 31, 2022..
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
October 1, 2022 - December 31, 2022.. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.00
October 1, 2022 - December 31, 2022.. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	99.30
October 1, 2022 .- December 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
October 1, 2022 .- December 31, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.00
October 1, 2022 .- December 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	101.70
October 1, 2022 - December. 31, 2022
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
October 1, 2022 - December. 31, 2022 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	65.00
October 1, 2022 - December. 31, 2022 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	102.50
January 1, 2023 - March 31, 2023
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
January 1, 2023 - March 31, 2023 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.00
January 1, 2023 - March 31, 2023 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	103.70
January 1, 2023 - March 31, 2023.
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
January 1, 2023 - March 31, 2023. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	60.00
January 1, 2023 - March 31, 2023. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	104.75
January 1, 2023 - March 31, 2023..
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
January 1, 2023 - March 31, 2023.. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	65.00
January 1, 2023 - March 31, 2023.. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	104.90
January 1, 2023 - March 31, 2023...
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
January 1, 2023 - March 31, 2023... | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
January 1, 2023 - March 31, 2023... | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	102.30
January 1, 2023 - March 31, 2023....
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
January 1, 2023 - March 31, 2023.... | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
January 1, 2023 - March 31, 2023.... | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	109.50
April 1, 2023 - June 30, 2023
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
April 1, 2023 - June 30, 2023 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	65.00
April 1, 2023 - June 30, 2023 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	100.75
April 1, 2023 - June 30, 2023.
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, number of instruments held | bbl	1,500
April 1, 2023 - June 30, 2023. | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
April 1, 2023 - June 30, 2023. | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	103.50